LOANS AND BORROWINGS - Textual information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2025	Dec. 12, 2025
LOANS AND BORROWINGS
Proceeds from borrowings		$ 5,253,000
November 2021 unsecured bond 8.75%
LOANS AND BORROWINGS
Borrowings term	5 years
Interest rate	8.75%	8.75%	8.75%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2023 and 30 November 2024
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	102.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2024 and 30 November 2025
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	101.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2025 and maturity date
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	100.00%
November 2021 unsecured bond 8.75% | Occurrence of certain change of control events
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	100.50%
Mortgage - Quebec facility
LOANS AND BORROWINGS
Borrowings term		36 months
Interest rate		4.95%
Mortgage - Quebec facility | Lender Prime rate
LOANS AND BORROWINGS
Borrowings, adjustment to interest rate basis		0.50%
Shareholder loan from Growler
LOANS AND BORROWINGS
Borrowings		$ 1,159,298